Subsequent Event (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 06, 2011
Subsequent Event [Abstract]
Cash that outstanding shares can be converted into if exercised properly and not withdrawn	$ 15.60
Number of ADSs that outstanding shares can be converted into if properly exercised and not withdrawn	0.4778
Total consideration to be delivered in the merger	7,400,000,000
Cash to be delivered in the merger	2,800,000,000
Number of shares to be delivered in the merger	86,000,000
Aggregate value of the shares to be delivered in the merger	4,550,000,000
Closing price of Ensco ADSs	$ 52.88
Estimated fair value of Pride employee stock options	45,000,000
Unsecured bridge term loan facility		$ 2,750,000,000